23 Sundry provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	R$ 424,542	R$ 413,672
Additions, inflation adjustments and exchange variation, net	253,110	202,419
Write-offs through usage and payments	172,446	191,549
Ending balance	505,206	424,542
Bonus [Member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	88,026	87,913
Additions, inflation adjustments and exchange variation, net	74,299	104,431
Write-offs through usage and payments	(78,215)	(104,318)
Ending balance	84,110	88,026
Recovery Of Environmental Damage [Member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	307,546	300,249
Additions, inflation adjustments and exchange variation, net	144,617	89,395
Write-offs through usage and payments	(87,008)	(82,098)
Ending balance	365,155	307,546
Other [Member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	28,970	25,510
Additions, inflation adjustments and exchange variation, net	34,194	8,593
Write-offs through usage and payments	(7,223)	(5,133)
Ending balance	R$ 55,941	R$ 28,970